2. Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purpose of the statements of cash flows, the Company considers cash and cash equivalents to include all stable, highly liquid investments with maturities of three months or less.